SCHEDULE - UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY CONDENSED BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Sep. 30, 2025	Aug. 01, 2025	Sep. 30, 2024	Jul. 26, 2022
SCHEDULE - UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, shares authorized (in shares)	200,000,000		200,000,000	200,000,000
Ordinary shares, par value (in dollars per share)	$ 1
Ordinary shares, shares issued (in shares)	10,000
Ordinary shares, shares outstanding (in shares)	10,000
Common Class A
SCHEDULE - UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, shares authorized (in shares)	190,000,000		190,000,000	190,000,000
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025	$ 0.00025	$ 0.00025
Ordinary shares, shares issued (in shares)	18,487,030		13,760,000
Ordinary shares, shares outstanding (in shares)	18,487,030		13,760,000
Common Class B
SCHEDULE - UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, shares authorized (in shares)	10,000,000		10,000,000	10,000,000
Ordinary shares, par value (in dollars per share)	$ 0.00025		$ 0.00025	$ 0.00025
Ordinary shares, shares issued (in shares)	2,000,000		2,000,000
Ordinary shares, shares outstanding (in shares)	2,000,000		2,000,000
Parent | Reportable Legal Entities
SCHEDULE - UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, shares authorized (in shares)	200,000,000		200,000,000
Parent | Common Class A | Reportable Legal Entities
SCHEDULE - UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, shares authorized (in shares)	190,000,000		190,000,000
Ordinary shares, par value (in dollars per share)	$ 0.00025		$ 0.00025
Ordinary shares, shares issued (in shares)	18,487,030		13,760,000
Ordinary shares, shares outstanding (in shares)	18,487,030		13,760,000
Parent | Common Class B | Reportable Legal Entities
SCHEDULE - UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, shares authorized (in shares)	10,000,000		10,000,000
Ordinary shares, par value (in dollars per share)	$ 0.00025		$ 0.00025
Ordinary shares, shares issued (in shares)	2,000,000		2,000,000
Ordinary shares, shares outstanding (in shares)	2,000,000		2,000,000